Non-Hedge Derivative Gain (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net [Abstract]
Gain/(loss) on non-hedge derivatives	$ 70	$ 97
Fair Value Disclosures, Movement on Bonds [Abstract]
Fair value gain/(loss) on mandatory convertible bonds	$ 104	$ 102